14. STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Statement Of Cash Flows Complementary Information
Adjustments to reconcile net profit (loss) to cash flows generated by operating activities
	Note	12.31.2019	12.31.2018	12.31.2017
Income tax	10.6	48	17	(26)
Accrued interest		202	219	166
Depreciations and amortizations	9, 10.1 and 10.2	267	234	205
Constitution of allowances, net	10.4 and 10.1	25	28	12
Constitution (recovery) of provisions, net	10.4	27	31	(4)
Share of profit from joint ventures and associates	5.3.2	(101)	(118)	(48)
Income from the sale of companies	5.1	-	(28)	-
Accrual of defined benefit plans	9, 10.1 and 10.2	16	5	14
Net exchange differences	10.5	75	863	156
Result from measurement at present value	10.5	(54)	74	6
Changes in the fair value of financial instruments	10.5	(91)	(64)	(62)
Results from property, plant and equipment sale and decreases	10.4 and 10.3	5	4	1
Results for the repurchase of corporate bonds	10.5	(27)	(2)	-
Impairment of property, plant and equipment	11.1.1	62	32	-
Dividends received	10.4	(1)	(1)	(1)
Compensation agreements	10.1 and 10.2	(1)	5	26
Result from the sale of shareholdings in companies, property, plant and equipment	5.2.3	-	(44)	-
Agreement on the regularization of obligations		(285)	-	-
Other financial results of RDSA		(2)	(13)	-
Onerous contract (Ship or pay)	10.4	-	7	4
Gain on monetary position, net	10.5	(187)	(629)	(304)
Other		(8)	2	6
		(30)	622	151

Changes in operating assets and liabilities
	12.31.2019	12.31.2018	12.31.2017
Increase (decrease) in trade receivables and other receivables	17	(172)	(65)
Increase in inventories	(28)	(18)	(11)
Increase in trade payables and other payables	97	22	10
Increase in deferred income	-	2	-
Decrease in salaries and social security payable	15	14	(1)
Decrease in defined benefit plans	(2)	(3)	(3)
(Decrease) increase in tax payables	20	35	(26)
(Increase) decrease in provisions	(9)	(60)	(48)
Income tax and minimum notional income tax paid	(87)	(49)	(56)
(Payments) proceeds from derivative financial instruments, net	9	(24)	23
Total changes in operating assets and liabilities	32	(253)	(177)

Significant non-cash transactions
	12.31.2019	12.31.2018	12.31.2017
Acquisition of property, plant and equipment through an increase in trade payables	(45)	17	(103)
Borrowing costs capitalized in property, plant and equipment	(17)	(7)	(16)
Decreases of property, plant and equipment through an increase in other receivables	-	12	-
Agreement on the regularization of obligations	285	-	-
Increase in asset retirement obligation provision through an increase in property, plant and equipment	1	34	(2)
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	3	(22)	19
Cancellation of other credits for capital contributions in associates	(17)	-	-
Compensation of investments at a cost cost through the transfer of other credits	(126)	-	-
Loan compensation through the transfer of sales credits	135	-	-
Increase of right-of-use assets through an increase in other debts	20	-	-
Significant non-cash transactions from discontinued operations :
Credit pending collection for sale of property, plant and equipment	-	-	15